Materials and Services Expenses - Summary of Materials and Services Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Material income and expense [abstract]
Independent contractors	$ 2,676,799	$ 2,902,226
Vehicle operation expenses	1,220,498	1,268,909
Total materials and services expenses	$ 3,897,297	$ 4,171,135